Summary of Significant Accounting Policies (Details)	Dec. 31, 2018
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	4.00%
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%